Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	9/16/2013
Transaction Month	23
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$206,752,031.41	0.7657483	$185,825,285.44	0.6882418	$20,926,745.97
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$396,012,031.41	0.3943322	$375,085,285.44	0.3734942	$20,926,745.97

Weighted Avg. Coupon (WAC)	4.42%		4.43%
Weighted Avg. Remaining Maturity (WARM)	35.85		35.01
Pool Receivables Balance	$448,669,913.30		$424,540,216.78
Remaining Number of Receivables	42,527		41,531

Adjusted Pool Balance	$441,337,348.56		$417,691,307.91

III. COLLECTIONS

Principal:
Principal Collections	$23,551,936.21
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$479,139.11
Total Principal Collections	$24,031,075.32

Interest:
Interest Collections	$1,694,814.38
Late Fees & Other Charges	$44,306.63
Interest on Repurchase Principal	$-
Total Interest Collections	$1,739,121.01

Collection Account Interest	$1,152.51
Reserve Account Interest	$278.00
Servicer Advances	$-

Total Collections	$25,771,626.84

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	9/16/2013
Transaction Month	23
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$25,771,626.84
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$25,771,626.84
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$373,891.59		$373,891.59	$373,891.59
Collection Account Interest					$1,152.51
Late Fees & Other Charges					$44,306.63
Total due to Servicer					$419,350.73

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$143,003.49		$143,003.49
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$348,035.16		$348,035.16	$348,035.16

Available Funds Remaining:					$25,004,240.95

3. Principal Distribution Amount:					$20,926,745.97

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$20,926,745.97
Class A-4 Notes				$-
Class A Notes Total:		20,926,745.97		$20,926,745.97
Total Noteholders Principal				$20,926,745.97

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					4,077,494.98

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$7,332,564.74
Beginning Period Amount	$7,332,564.74
Current Period Amortization	$483,655.87
Ending Period Required Amount	$6,848,908.87
Ending Period Amount	$6,848,908.87
Next Distribution Date Required Amount	$6,386,847.63

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$45,325,317.14	$42,606,022.47	$42,606,022.47
Overcollateralization as a % of Adjusted Pool		10.27%	10.20%	10.20%

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	August 2013
Distribution Date	9/16/2013
Transaction Month	23
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.58%	40,941	98.08%	$416,375,530.94
30 - 60 Days	1.13%	469	1.53%	$6,483,948.21
61 - 90 Days	0.24%	100	0.33%	$1,395,217.04
91 + Days	0.05%	21	0.07%	$285,520.59
		41,531		$424,540,216.78
Total
Delinquent Receivables 61 + days past due	0.29%	121	0.40%	$1,680,737.63
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.32%	135	0.42%	$1,882,729.06
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.29%	127	0.37%	$1,769,792.85
Three-Month Average Delinquency Ratio	0.30%		0.40%

Repossession in Current Period		49		$675,595.19
Repossession Inventory		57		$493,887.56

Charge-Offs
Gross Principal of Charge-Off for Current Period				$577,760.31
Recoveries				$(479,139.11)
Net Charge-offs for Current Period				$98,621.20

Beginning Pool Balance for Current Period				$448,669,913.30

Net Loss Ratio				0.26%
Net Loss Ratio for 1st Preceding Collection Period				0.41%
Net Loss Ratio for 2nd Preceding Collection Period				0.30%
Three-Month Average Net Loss Ratio for Current Period				0.32%

Cumulative Net Losses for All Periods				$5,576,434.10
Cumulative Net Losses as a % of Initial Pool Balance				0.50%

Principal Balance of Extensions				$2,055,394.21
Number of Extensions				134

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